Financial risk management - Credit risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Trade receivables	$ 52,743	$ 42,061
Biopharmaceutical and Academia Customers | UNITED STATES
Credit risk
Concentration risk (in percent)	48.00%	45.00%
Trade receivables	$ 36,392	$ 31,640